Other liabilities	12 Months Ended
Dec. 31, 2024
Accruals and deferred income including contract liabilities [abstract]
Other liabilities	Other liabilities

	Barclays Bank Group
	2024	2023
	£m	£m
Accruals and deferred income	3,035	2,695
Other creditors	4,319	5,969
Items in the course of collection due to other banks	8	40
Lease liabilities (refer to Note 19)	542	280
Other liabilities	7,904	8,984